OPERATING SEGMENTS - Schedule of Operating Results per Geographic Segment (Details) - EUR (€) € in Millions		6 Months Ended
	May 10, 2021	Jul. 01, 2022	Jul. 02, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		€ 8,280	€ 5,918
Comparable operating profit		1,051	691
Items impacting comparability		(84)	(171)
Operating profit		967	520
Total finance costs, net		(63)	(64)
Non-operating items		(6)	(1)
Profit before taxes		898	455
Cost (benefit) of restructuring		(95)	(92)
Income from reimbursements under insurance policies		12
GB Defined Benefit Pension Scheme
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net Gains (Losses) Arising From Incremental Contributions And Past Service Cost Gains (Losses) From Settlements, Defined Benefit Plans			9
Coca-Cola Amatil Limited
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gain on remeasuring to fair value before business combination	€ 48
Coca-Cola Amatil Limited | Administrative expenses
Disclosure of disaggregation of revenue from contracts with customers [line items]
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination			(40)
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		6,451	5,385
Comparable operating profit		825	631
Including depreciation and amortisation (comparable)		273	(285)
API
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		1,829	533
Comparable operating profit		226	60
Including depreciation and amortisation (comparable)		€ 114	€ (36)